Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)		Common Stock		Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2023	[1]	$ 1,750		$ 9,323,403	$ (25,118,907)	$ (15,793,754)
Beginning balance (in shares) at Dec. 31, 2023	[1]	17,500,000
Net loss					(3,546,309)	(3,546,309)
Ending balance at Dec. 31, 2024	[1],[2]	$ 1,750		9,323,403	(28,665,216)	$ (19,340,063)
Ending balance (in shares) at Dec. 31, 2024		17,500,000	[1],[2]			17,500,000
Net loss					(327,526)	$ (327,526)
Ending balance at Mar. 31, 2025		$ 1,750		9,323,403	(28,992,742)	(19,667,589)
Ending balance (in shares) at Mar. 31, 2025		17,500,000
Beginning balance at Dec. 31, 2024	[1],[2]	$ 1,750		9,323,403	(28,665,216)	$ (19,340,063)
Beginning balance (in shares) at Dec. 31, 2024		17,500,000	[1],[2]			17,500,000
Business combination with IRIS, net of transaction costs		$ 11		190,379		$ 190,390
Business combination with IRIS, net of transaction costs (in shares)		114,633
Settlement of loans to Iris Acquisition Corp upon closing of the business combination				(4,443,500)		(4,443,500)
Issuance of common stock to Iris Acquisition Holdings, LLC		$ 690		(690)
Issuance of common stock to Iris Acquisition Holdings, LLC (in shares)		6,900,000
Issuance of common stock in connection with the Offering, net of offering costs of $559,962		$ 150		14,999,850		15,000,000
Issuance of common stock in connection with the Offering, net of offering costs of $559,962 (in shares)		1,500,000
Issuance of common stock to underwriter		$ 70		7,244,930		7,245,000
Issuance of common stock to underwriter (In shares)		700,000
Issuance of common stock in connection with the surrender of warrants		$ 35		1,739,965		1,740,000
Net loss					(10,206,517)	(10,206,517)
Ending balance at Dec. 31, 2025	[2]	$ 2,706		29,054,337	(38,871,733)	$ (9,814,690)
Ending balance (in shares) at Dec. 31, 2025		27,064,633	[2]			27,064,633
Issuance of common stock in connection with the Clear Street settlement (in shares)		4,000,000
Issuance of common stock in connection with the Clear Street settlement		$ 736		7,359,264		$ 7,360,000
Issuance of common stock in connection with the Offering, net of offering costs of $559,962		$ 1,381		3,444,427		3,445,808
Issuance of common stock in connection with the Offering, net of offering costs of $559,962 (in shares)		13,813,000
Net loss					(1,123,714)	(1,123,714)
Ending balance at Mar. 31, 2026		$ 4,823		$ 39,858,028	$ (39,995,447)	$ (132,596)
Ending balance (in shares) at Mar. 31, 2026		44,877,633				44,877,633

[1]	Shares, preferred stock amount, common stock amount and additional paid-in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.
[2]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.